Securities - Securities Transferred From AFS to HTM (Details) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2013
Securities [Abstract]
Aggregate amortized cost of available-for-sale securities transferred to held-to-maturity	$ 11.6	$ 7.3
Fair value of available-for-sale securities transferred to held-to-maturity	$ 11.6	$ 7.0